Income taxes (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Components of Tax Expenses
Components of tax expense

	For the year ended
	October 31 2024	October 31 2023
(Millions of Canadian dollars)		(Restated – Note 2)
Income taxes (recoveries) in Consolidated Statements of Income
Current tax
Tax expense for current year	$4,829	$4,074
Adjustments for prior years	298	851
Recoveries arising from previously unrecognized tax loss, tax credit or temporary difference of a prior period	(4)	(100)
	5,123	4,825
Deferred tax
Origination and reversal of temporary difference	(1,118)	(1,308)
Effects of changes in tax rates	–	(47)
Adjustments for prior years	(383)	125
Recoveries arising from previously unrecognized tax loss, tax credit or temporary difference of a prior period, net	–	(24)
	(1,501)	(1,254)
	3,622	3,571
Income taxes (recoveries) in Consolidated Statements of Comprehensive Income and Changes in Equity
Other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	302	(10)
Provision for credit losses recognized in income	(3)	–
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(39)	(39)
Unrealized foreign currency translation gains (losses)	(11)	20
Net foreign currency translation gains (losses) from hedging activities	(195)	(306)
Reclassification of losses (gains) on net investment hedging activities to income	–	45
Net gains (losses) on derivatives designated as cash flow hedges	105	190
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	(309)	59
Remeasurement gains (losses) on employee benefit plans	202	(68)
Net gains (losses) from fair value change due to credit risk on financial liabilities designated at fair value through profit or loss	(399)	(222)
Net gains (losses) on equity securities designated at fair value through other comprehensive income	43	24
Share-based compensation awards	(12)	2
Distributions on other equity instruments and issuance costs	(69)	(59)
	(385)	(364)
Total income taxes	$3,237	$3,207

Reconciliation to Statutory Tax Rate
Reconciliation to statutory tax rate

	For the year ended

(Millions of Canadian dollars, except for percentage amounts)	October 31, 2024		October 31, 2023 (Restated – Note 2)
Income taxes at Canadian statutory tax rate	$5,502	27.7%	$5,037	27.7%
Increase (decrease) in income taxes resulting from:
Lower average tax rate applicable to subsidiaries	(1,971)	(9.9)	(2,081)	(11.4)
Tax-exempt income from securities	(52)	(0.3)	(337)	(1.9)
Tax rate change	–	–	1,050	5.8
Other	143	0.7	(98)	(0.6)
Income taxes in Consolidated Statements of Income / effective tax rate	$3,622	18.2%	$3,571	19.6%

Significant Components of Deferred Tax Assets and Liabilities
Significant components of deferred tax assets and liabilities

	As at and for the year ended October 31, 2024

(Millions of Canadian dollars)	Net asset beginning of period (1)	Change through equity	Change through profit or loss	Exchange rate differences	Acquisitions/ disposals	Net asset end of period
Net deferred tax asset/(liability)
Allowance for credit losses	$1,174	$4	$217	$(1)	$–	$1,394
Deferred compensation	1,522	12	614	19	–	2,167
Business realignment charges	23	–	16	–	4	43
Tax loss and tax credit carryforwards	261	–	71	(1)	–	331
Deferred (income) expense	651	4	641	2	20	1,318
Financial instruments measured at fair value through other comprehensive income	(321)	164	(1)	–	–	(158)
Premises and equipment and intangibles	(967)	–	136	(22)	(623)	(1,476)
Pension and post-employment related	(333)	(206)	20	(1)	57	(463)
Other	680	–	(213)	–	163	630
	$2,690	$(22)	$1,501	$(4)	$(379)	$3,786
Comprising
Deferred tax assets	$3,116					$4,328
Deferred tax liabilities	(426)					(542)
	$2,690					$3,786

	As at and for the year ended October 31, 2023

(Millions of Canadian dollars)	Net asset beginning of period (1)	Change through equity	Change through profit or loss (1)	Exchange rate differences	Acquisitions/ disposals	Net asset end of period
Net deferred tax asset/(liability)
Allowance for credit losses	$987	$–	$185	$2	$–	$1,174
Deferred compensation	1,504	(2)	(2)	22	–	1,522
Business realignment charges	12	–	11	–	–	23
Tax loss and tax credit carryforwards	322	–	(57)	1	(5)	261
Deferred (income) expense	6	(3)	661	(11)	(2)	651
Financial instruments measured at fair value through other comprehensive income	(16)	(330)	–	25	–	(321)
Premises and equipment and intangibles	(1,234)	–	302	(27)	(8)	(967)
Pension and post-employment related	(435)	68	37	1	(4)	(333)
Other	535	4	117	24	–	680
	$1,681	$(263)	$1,254	$37	$(19)	$2,690
Comprising
Deferred tax assets	$2,120					$3,116
Deferred tax liabilities	(439)					(426)
	$1,681					$2,690

(1)	Certain amounts are restated to reflect the IFRS 17 transition adjustments as at November 1, 2022. Refer to Note 2 for further details .